ARMADA FUNDS

                           A, B and C Shares (Retail)

   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 82 OF THE PROSPECTUS.

Effective November 26, 2004, Walid Abdul-Karim has joined the Quantitative Analysis Team. Mr. Abdul-Karim has and will continue to be a member of the Equity Investment Management Team with responsibility for equity security trading. He has 7 years of investment experience in portfolio management and support, including the initial development of National City Investment Management Company's index products. He joined the Adviser in 1999.

Effective November 26, 2004, Mark Koenig, CFA and Michael Wayton have resigned from the Quantitative Analysis Management Team.

THE INFORMATION FOR MR. KOENIG AND MR. WAYTON UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 82 OF THE PROSPECTUS IS DELETED.


Effective November 26, 2004, Mark Koenig, CFA and Vincent Zhou, CFA have resigned from the Asset Allocation Team.

THE INFORMATION FOR MR. KOENIG AND MR. ZHOU UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS IS DELETED.

Donald L. Ross, president and chief investment officer of National City Investment Management Company, has elected to resign from his position effective March 31, 2005. Mr. Ross also has elected to resign from the Asset Allocation Management Team effective March 31, 2005.

THE INFORMATION FOR MR. ROSS UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS IS DELETED EFFECTIVE MARCH 31, 2005.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-003-1204

                                  ARMADA FUNDS

                            I Shares (Institutional)

   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 77 OF THE PROSPECTUS.

Effective November 26, 2004, Walid Abdul-Karim has joined the Quantitative Analysis Team. Mr. Abdul-Karim has been a member of the Equity Investment Management Team with responsibility for equity security trading. He has 7 years of investment experience in portfolio management and support, including the initial development of National City Investment Management Company's index products. He joined the Adviser in 1999.

Effective November 26, 2004, Mark Koenig, CFA and Michael Wayton have resigned from the Quantitative Analysis Management Team.

THE INFORMATION FOR MR. KOENIG AND MR. WAYTON UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 77 OF THE PROSPECTUS IS DELETED.


Effective November 26, 2004, Mark Koenig, CFA and Vincent Zhou, CFA have resigned from the Asset Allocation Team.

THE INFORMATION FOR MR. KOENIG AND MR. ZHOU UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS IS DELETED.

Donald L. Ross, president and chief investment officer of National City Investment Management Company, has elected to resign from his position effective March 31, 2005. Mr. Ross also has elected to resign from the Asset Allocation Management Team effective March 31, 2005.

THE INFORMATION FOR MR. ROSS UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS IS DELETED EFFECTIVE MARCH 31, 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-003-1204

                                  ARMADA FUNDS

                                    R Shares

   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 72 OF THE PROSPECTUS.

Effective November 26, 2004, Walid Abdul-Karim has joined the Quantitative Analysis Team Mr. Abdul-Karim has been a member of the Equity Investment Management Team with responsibility for equity security trading. He has 7 years of investment experience in portfolio management and support, including the initial development of National City Investment Management Company's index products. He joined the Adviser in 1999.

Effective November 26, 2004, Mark Koenig, CFA and Michael Wayton have resigned from the Quantitative Analysis Management Team.

THE INFORMATION FOR MR. KOENIG AND MR. WAYTON UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 72 OF THE PROSPECTUS IS DELETED.

Effective November 26, 2004, Mark Koenig, CFA and Vincent Zhou, CFA have resigned from the Asset Allocation Team.

THE INFORMATION FOR MR. KOENIG AND MR. ZHOU UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS IS DELETED.

Donald L. Ross, president and chief investment officer of the National City Investment Management Company, has elected to resign from his position effective March 31, 2005. Mr. Ross also has elected to resign from the Asset Allocation Management Team effective March 31, 2005.

THE INFORMATION FOR MR. ROSS UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS IS DELETED EFFECTIVE MARCH 31, 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-003-1204